Business combination (Details) (PW Pictures, CNY)	1 Months Ended			12 Months Ended
	Jul. 31, 2010	Dec. 31, 2009	Apr. 30, 2009	Dec. 31, 2012	Dec. 31, 2009	Aug. 31, 2008
PW Pictures
Business combination disclosures
Business Acquisition, Cost of Acquired Entity, Purchase Price	16,900,000		17,800,000			3,000,000
Percentage of voting interests acquired	20.00%					10.00%
Business combination, capital injected			52,200,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	100.00%		89.00%		80.00%
Business combination, equity interest required to be transferred, maximum percentage			19.00%
Business combination, equity interest transferred, percentage		9.00%
Additional equity interest adjustment needs to be made under agreement					0
Allocation of purchase price
Current assets			89,033,000
Noncurrent assets			1,880,000
Current liabilities			(9,098,000)
Identifiable net assets acquired			81,815,000
Cumulative consideration			73,000,000
Noncontrolling interest at fair value			14,465,000
Total goodwill arising from business combination			5,650,000
Goodwill measurement period adjustment				0